Impairment charges (Details) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2016 USD ($)	Dec. 31, 2017 USD ($) facility	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Discontinued Operations and Disposal Groups [Abstract]
Number of facilities where operations have ceased | facility		3
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge	$ 133.9	$ 0.0	$ 133.9	$ 0.0
Discontinued Operations, Held-for-sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge		0.3
Discontinued Operations, Held-for-sale [Member] | Finite-Lived Intangible Assets [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge		113.7
Discontinued Operations, Held-for-sale [Member] | Property, Plant and Equipment [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge		16.5
Discontinued Operations, Held-for-sale [Member] | Inventories [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge		$ 3.4